Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of financial assets

	December 31, 2021	December 31, 2020
	$	$
Current
Restricted cash(1)	19,075	97,017
Derivative instruments(2)	325	6,497
Total current	19,400	103,514
Non-current
Restricted cash(1)	45,740	36,372
Derivative instruments(2)	—	—
Total non-current	45,740	36,372
(1)Restricted cash as at December 31, 2021 includes funds for loan facility repayments, withholding taxes and office lease prepayments (December 31, 2020 - amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a deposit related to the sale of a vessel, funds for loan facility repayments, withholding taxes and office lease prepayments).
(2)See Note 18 for additional information
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2021		December 31, 2020
	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$
Interest rate swaps	—	23,470	—	203,597
Foreign currency forward contracts	325	758	6,497	—
Total	325	24,228	6,497	203,597
Total current	325	23,688	6,497	189,647
Total non-current	—	541	—	13,950